Liabilities for Employee Benefits, Net (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities for Employee Benefits, Net [Abstract]
Schedule of Liabilities for Employee Benefits, Net
	December 31
	2025	2024
A. Composition:

Present value of defined benefit liabilities	351	260
Less - fair value of plans’ assets	287	225
	64	35

Schedule of Changes in the Present Value of Defined Benefit Liabilities
	December 31
	2025	2024

Balance at beginning of year	260	234
Current service cost	6	7
Interest cost	15	12
Benefits paid	-	-
Expenses in respect of exchange rate differences	42	(1)
Net actuarial loss	28	8
Balance at end of year	351	260
	2025	2024

Balance at beginning of year	225	204
Expected return on plan assets	13	11
Employer contributions	7	-
Benefits paid	-	-
Income from exchange rate differences	34	(1)
Net actuarial gain	8	11
Balance at end of year	287	225

Actual return on plan assets	21	25

Schedule of Expenses in Respect of Defined Benefit Plans
	For the year ended December 31,
	2025	2024

Current service cost	(1)	7
Interest cost	15	2
Expected return on plans’ assets	(13)	-
Exchange rate differentials, net	7	-
	8	9
Presentation in profit and loss:
Cost of revenue	6	7
Finance expenses	2	2
	8	9

Presentation in other comprehensive loss (income)	20	(3)

Schedule of Key Actuarial Assumptions
	December 31,
	2025	2024

Discount rate	4.78%	5.53%

The expected weighted average cost of capital on plans’ assets	5.53%	5.57%

Expected pay rise rate	1.98%	2.39%

Schedule of Expenses in Respect of Defined Contribution Plans
	For the year ended December 31,
	2025	2024

Expenses in respect of employee benefits	8	9

Presentation on profit and loss:
Cost of revenue	1	3
Research and development expenses	1	1
Selling and marketing expenses	2	2
General and administrative expenses	4	3
	8	9